N-2 - USD ($)					3 Months Ended
		Jan. 09, 2023	Jan. 06, 2023	Dec. 30, 2022	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021
Cover [Abstract]
Entity Central Index Key		0001287480
Amendment Flag		false
Document Type		424B2
Entity Registrant Name		BLACKROCK FLOATING RATE INCOME TRUST
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

Shareholder Transaction Expenses
Sales load paid by you (as a percentage of offering price) (1)	1.00%
Offering expenses borne by the Trust (as a percentage of offering price) (2)	0.04%
Dividend reinvestment plan fees	$0.02 per share for open-market purchases of common shares (3)

Dividend reinvestment plan sale transaction fee	$2.50 (3)

(1)
Represents the estimated commission with respect to the Trust’s common shares being sold in this offering. There is no guarantee that there will be any sales of the Trust’s common shares pursuant to this Prospectus Supplement and the accompanying Prospectus. Actual sales of the Trust’s common shares under this Prospectus Supplement and the accompanying Prospectus, if any, may be less than as set forth under “Capitalization” below. In addition, the price per share of any such sale may be greater than or less than the price set forth under “Capitalization” below, depending on market price of the Trust’s common shares at the time of any such sale.

(2)
Based on a sales price per share of $10.94, which represents the last reported sales price per share of the Trust’s common shares on the NYSE on December 30, 2022. Assumes all of the common shares being offered by this Prospectus Supplement and the accompanying Prospectus are sold. Represents the initial offering costs incurred by the Trust in connection with this offering, which are estimated to be $118,541. Offering costs generally include, but are not limited to, the preparation, review and filing with the SEC of the Trust’s registration statement, the preparation, review and filing of any associated marketing or similar materials, costs associated with the printing, mailing or other distribution of the Prospectus Supplement and the accompanying Prospectus and/or marketing materials, associated filing fees, NYSE listing fees, and legal and auditing fees associated with the offering.

(3)
Computershare Trust Company, N.A.’s (the “Reinvestment Plan Agent”) fees for the handling of the reinvestment of dividends will be paid by the Trust. However, you will pay a $0.02 per share fee incurred in connection with open-market purchases, which will be deducted from the value of the dividend. You will also be charged a $2.50 sales fee and pay a $0.15 per share fee if you direct the Reinvestment Plan Agent to sell your common shares held in a dividend reinvestment account. Per share fees include any applicable brokerage commissions the Reinvestment Plan Agent is required to pay.

Sales Load [Percent]	[1]	1.00%
Dividend Reinvestment and Cash Purchase Fees	[2]	$ 0.02
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	[3]	0.04%
Annual Expenses [Table Text Block]
Estimated Annual Expenses (as a percentage of net assets attributable to common shares)
Management Fees (4),(5)	1.09%
Other Expenses (6),(7)	1.65%
Miscellaneous Other Expenses	0.07%
Interest Expense (8)	1.58%
Acquired Fund Fees and Expenses (7)	0.01%
Total Annual Trust Operating Expenses (7)	2.75%
Fee Waivers and/or Expense Reimbursements (5)	—

Total Annual Trust Operating Expenses After Fee Waivers and/or Expense Reimbursements (5)	2.75%

(4)
The Trust currently pays the Advisor a monthly fee at an annual contractual investment management fee rate of 0.75% of the average weekly value of the Trust’s Managed Assets. “Managed Assets” means the total assets of the Trust (including any assets attributable to money borrowed for investment purposes) minus the sum of the Trust’s accrued liabilities (other than money borrowed for investment purposes).

(5)
The Trust and the Advisor have entered into a fee waiver agreement (the “Fee Waiver Agreement”), pursuant to which the Advisor has contractually agreed to waive the management fee with respect to any portion of the Trust’s assets attributable to investments in any equity and fixed-income mutual funds and exchange-traded funds managed by the Advisor or its affiliates that have a contractual management fee, through June 30, 2024. In addition, pursuant to the Fee Waiver Agreement, the Advisor has contractually agreed to waive its management fees by the amount of investment advisory fees the Trust pays to the Advisor indirectly through its investment in money market funds managed by the Advisor or its affiliates, through June 30, 2024. The Fee Waiver Agreement may be terminated at any time, without the payment of any penalty, only by the Trust (upon the vote of a majority of the Trustees who are not “interested persons” (as defined in the Investment Company Act) of the Trust or a majority of the outstanding voting securities of the Trust), upon 90 days’ written notice by the Trust to the Advisor.

(6)	Other Expenses have been restated to reflect current fees.
(7)
The Total Annual Trust Operating Expenses do not correlate to the ratios of expenses to average net assets given in the Trust’s most recent annual report, which do not include the restatement of Miscellaneous Other Expenses and Interest Expense to reflect current fees and Acquired Fund Fees and Expenses.

(8)
Reflects leverage, in the form of a credit facility, in an amount equal to approximately 24.67% of the Trust’s Managed Assets as of December 30, 2022. The interest expense borne by the Trust will vary over time in accordance with the level of the Trust’s use of leverage and variations in market interest rates. Interest expense is required to be treated as an expense of the Trust for accounting purposes.

Management Fees [Percent]	[4],[5]	1.09%
Acquired Fund Fees and Expenses [Percent]	[6]	0.01%
Other Annual Expenses [Abstract]
Other Annual Expense 1 [Percent]		0.07%
Other Annual Expense 2 [Percent]	[7]	1.58%
Other Annual Expenses [Percent]	[6],[8]	1.65%
Total Annual Expenses [Percent]	[6]	2.75%
Waivers and Reimbursements of Fees [Percent]	[4]	0.00%
Net Expense over Assets [Percent]	[4]	2.75%
Expense Example [Table Text Block]
Example
The following example illustrates the expenses (including the sales load of $10.00 and offering costs of $0.48) that you would pay on a $1,000 investment in common shares, assuming (i) total net annual expenses of 2.75% of net assets attributable to common shares, and (ii) a 5% annual return:

	1 Year	3 Years	5 Years	10 Years
Total expenses incurred	$38	$95	$154	$315
The example should not be considered a representation of future expenses. The example assumes that the estimated “Other Expenses” set forth in the Estimated Annual Expenses table are accurate and that all dividends and distributions are reinvested at net asset value. Actual expenses may be greater or less than those assumed. Moreover, the Trust’s actual rate of return may be greater or less than the hypothetical 5% return shown in the example.

Expense Example, Year 01		$ 38
Expense Example, Years 1 to 3		95
Expense Example, Years 1 to 5		154
Expense Example, Years 1 to 10		$ 315
Purpose of Fee Table , Note [Text Block]		The following table and example are intended to assist you in understanding the various costs and expenses directly or indirectly associated with investing in our common shares.
Basis of Transaction Fees, Note [Text Block]		as a percentage of offering price
Other Transaction Fees, Note [Text Block]		Computershare Trust Company, N.A.’s (the “Reinvestment Plan Agent”) fees for the handling of the reinvestment of dividends will be paid by the Trust. However, you will pay a $0.02 per share fee incurred in connection with open-market purchases, which will be deducted from the value of the dividend. You will also be charged a $2.50 sales fee and pay a $0.15 per share fee if you direct the Reinvestment Plan Agent to sell your common shares held in a dividend reinvestment account. Per share fees include any applicable brokerage commissions the Reinvestment Plan Agent is required to pay.
Other Expenses, Note [Text Block]		Other Expenses have been restated to reflect current fees.
Management Fee not based on Net Assets, Note [Text Block]		The Trust currently pays the Advisor a monthly fee at an annual contractual investment management fee rate of 0.75% of the average weekly value of the Trust’s Managed Assets. “Managed Assets” means the total assets of the Trust (including any assets attributable to money borrowed for investment purposes) minus the sum of the Trust’s accrued liabilities (other than money borrowed for investment purposes).
Acquired Fund Total Annual Expenses, Note [Text Block]		The Total Annual Trust Operating Expenses do not correlate to the ratios of expenses to average net assets given in the Trust’s most recent annual report, which do not include the restatement of Miscellaneous Other Expenses and Interest Expense to reflect current fees and Acquired Fund Fees and Expenses.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]		The Trust’s investment objective is to provide a high level of current income. The Trust, as a secondary objective, also seeks the preservation of capital to the extent consistent with its primary objective of high current income.
Share Price [Table Text Block]
PRICE RANGE OF COMMON SHARES
The following table sets forth, for the quarters indicated, the highest and lowest daily closing prices on the NYSE per common share, and the NAV per common share and the premium to or discount from NAV, on the date of each of the high and low market prices. The table also sets forth the number of common shares traded on the NYSE during the respective quarters.

During Quarter Ended	NYSE Market Price Per Common Share		NAV Per Common Share on Date of Market Price		Premium/ (Discount) on Date of Market Price		Trading Volume
	High	Low	High	Low	High	Low
December 31, 2022	$11.68	$10.60	$12.44	$12.21	(6.11)%	(13.19)%	5,568,336
September 30, 2022	$12.17	$10.77	$12.79	$12.17	(4.85)%	(11.50)%	4,013,597
June 30, 2022	$12.95	$10.80	$13.27	$12.37	(2.41)%	12.69%	6,146,663
March 31, 2022	$14.13	$11.82	$13.57	$12.91	4.13%	(8.44)%	5,978,514
December 31, 2021	$14.51	$13.21	$13.49	$13.58	7.56%	(2.72)%	6,270,147
September 30, 2021	$13.37	$12.69	$13.57	$13.53	(1.47)%	(6.21)%	5,430,380
June 30, 2021	$12.91	$12.45	$13.59	$13.54	(5.00)%	(8.05)%	6,202,740
March 31, 2021	$12.62	$11.73	$13.53	$13.42	(6.73)%	(12.59)%	4,655,909
As of January 6, 2023, the NAV per common share of the Trust was
$12.55 and the market price per common share was $11.18, representing a discount to NAV of -10.92%.

Common shares of the Trust have historically traded at both a premium and discount to NAV.
As of December 30, 2022, the Trust has outstanding 22,370,659 common shares.

Lowest Price or Bid					$ 10.6	$ 10.77	$ 10.8	$ 11.82	$ 13.21	$ 12.69	$ 12.45	$ 11.73
Highest Price or Bid					11.68	12.17	12.95	14.13	14.51	13.37	12.91	12.62
Lowest Price or Bid, NAV					12.21	12.17	12.37	12.91	13.58	13.53	13.54	13.42
Highest Price or Bid, NAV					$ 12.44	$ 12.79	$ 13.27	$ 13.57	$ 13.49	$ 13.57	$ 13.59	$ 13.53
Highest Price or Bid, Premium (Discount) to NAV [Percent]					(6.11%)	(4.85%)	(2.41%)	4.13%	7.56%	(1.47%)	(5.00%)	(6.73%)
Lowest Price or Bid, Premium (Discount) to NAV [Percent]					(13.19%)	(11.50%)	12.69%	(8.44%)	(2.72%)	(6.21%)	(8.05%)	(12.59%)
Latest Share Price			$ 11.18
Latest Premium (Discount) to NAV [Percent]			(10.92%)
Latest NAV			$ 12.55
Common Shares [Member]
Other Annual Expenses [Abstract]
Basis of Transaction Fees, Note [Text Block]		as a percentage of net assets attributable to common shares
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Held [Shares]				22,370,659
Sale Transaction [Member]
Fee Table [Abstract]
Dividend Reinvestment and Cash Purchase Fees	[2]	$ 2.5

[1]	Represents the estimated commission with respect to the Trust’s common shares being sold in this offering. There is no guarantee that there will be any sales of the Trust’s common shares pursuant to this Prospectus Supplement and the accompanying Prospectus. Actual sales of the Trust’s common shares under this Prospectus Supplement and the accompanying Prospectus, if any, may be less than as set forth under “Capitalization” below. In addition, the price per share of any such sale may be greater than or less than the price set forth under “Capitalization” below, depending on market price of the Trust’s common shares at the time of any such sale.
[2]	Computershare Trust Company, N.A.’s (the “Reinvestment Plan Agent”) fees for the handling of the reinvestment of dividends will be paid by the Trust. However, you will pay a $0.02 per share fee incurred in connection with open-market purchases, which will be deducted from the value of the dividend. You will also be charged a $2.50 sales fee and pay a $0.15 per share fee if you direct the Reinvestment Plan Agent to sell your common shares held in a dividend reinvestment account. Per share fees include any applicable brokerage commissions the Reinvestment Plan Agent is required to pay.
[3]	Based on a sales price per share of $10.94, which represents the last reported sales price per share of the Trust’s common shares on the NYSE on December 30, 2022. Assumes all of the common shares being offered by this Prospectus Supplement and the accompanying Prospectus are sold. Represents the initial offering costs incurred by the Trust in connection with this offering, which are estimated to be $118,541. Offering costs generally include, but are not limited to, the preparation, review and filing with the SEC of the Trust’s registration statement, the preparation, review and filing of any associated marketing or similar materials, costs associated with the printing, mailing or other distribution of the Prospectus Supplement and the accompanying Prospectus and/or marketing materials, associated filing fees, NYSE listing fees, and legal and auditing fees associated with the offering.
[4]	The Trust and the Advisor have entered into a fee waiver agreement (the “Fee Waiver Agreement”), pursuant to which the Advisor has contractually agreed to waive the management fee with respect to any portion of the Trust’s assets attributable to investments in any equity and fixed-income mutual funds and exchange-traded funds managed by the Advisor or its affiliates that have a contractual management fee, through June 30, 2024. In addition, pursuant to the Fee Waiver Agreement, the Advisor has contractually agreed to waive its management fees by the amount of investment advisory fees the Trust pays to the Advisor indirectly through its investment in money market funds managed by the Advisor or its affiliates, through June 30, 2024. The Fee Waiver Agreement may be terminated at any time, without the payment of any penalty, only by the Trust (upon the vote of a majority of the Trustees who are not “interested persons” (as defined in the Investment Company Act) of the Trust or a majority of the outstanding voting securities of the Trust), upon 90 days’ written notice by the Trust to the Advisor.
[5]	The Trust currently pays the Advisor a monthly fee at an annual contractual investment management fee rate of 0.75% of the average weekly value of the Trust’s Managed Assets. “Managed Assets” means the total assets of the Trust (including any assets attributable to money borrowed for investment purposes) minus the sum of the Trust’s accrued liabilities (other than money borrowed for investment purposes).
[6]	The Total Annual Trust Operating Expenses do not correlate to the ratios of expenses to average net assets given in the Trust’s most recent annual report, which do not include the restatement of Miscellaneous Other Expenses and Interest Expense to reflect current fees and Acquired Fund Fees and Expenses.
[7]	Reflects leverage, in the form of a credit facility, in an amount equal to approximately 24.67% of the Trust’s Managed Assets as of December 30, 2022. The interest expense borne by the Trust will vary over time in accordance with the level of the Trust’s use of leverage and variations in market interest rates. Interest expense is required to be treated as an expense of the Trust for accounting purposes.
[8]	Other Expenses have been restated to reflect current fees.